SHARE-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Equity Incentive Plan 2011 [Member]	Dec. 31, 2010 Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Non-Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2006 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2009 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)					2.00%
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Compensation - Restricted Shares (in shares)					4,612	93,878
Fair value of shares issued to manager (in dollars per share)					$ 14.45	$ 30.24
Individuals in management and Board members participating in incentive plan	23
Number of years after grant before restricted shares can be transferred (in years)					3Y
Shares non-transferable for longer period (in shares)					149,183
Longer period for non-transferable restricted shares (in years)					6Y
Total compensation cost for the period			$ 1.30								$ 0.06
Restricted shares authorized (in shares)	400,000			400,000
Share-based compensation arrangement shares cliff vesting period, first range (in years)			4Y
Share-based compensation arrangement shares authorized and issued, first range (in shares)			326,000
Share-based compensation arrangement shares cliff vesting period, second range (in years)			5Y
Share-based compensation arrangement shares authorized and issued, second range (in shares)			74,000
Intrinsic value of restricted shares outstanding														4.7
Unrecognized compensation cost related to unvested restricted stock													$ 0.1	$ 6.7
Weighted average period to recognize the unrecognized compensation cost (in years)														$ 3.42
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)							0	2,425	0	1,750
Granted during the year (in shares)					578,306	399,694	163,000	0	237,000	0		16,700		226,000
Vested during the year (in shares)							0	2,425	0	1,750
Forfeited during the year (in shares)							0	0	0	0
Non-vested at end of period (in shares)							163,000	0	237,000	0
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)							$ 0	$ 31.99	$ 0	$ 31.99
Granted during the year (in dollars per share)							$ 23.88	$ 0	$ 22.06	$ 0
Vested during the year (in dollars per share)							$ 0	$ 0	$ 0	$ 0
Forfeited during the year (in dollars per share)							$ 0	$ 0	$ 0	$ 0
Non-vested at end of period (in dollars per share)							$ 23.88	$ 0	$ 22.06	$ 0
Restricted shares vested and outstanding to employees and non-employees (in shares)											16,700